Goodwill and Other Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 337	$ 380
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	1,555	1,405
In process software not subject to amortization [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 986	$ 797